ACCOUNTS AND OTHER RECEIVABLE, NET - Current and Non-current Balances (Details) - USD ($)	3 Months Ended		6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024
Subclassifications of assets, liabilities and equities [abstract]
Current, net	$ 6,191,000,000		$ 6,191,000,000		$ 5,178,000,000
Non-current, net
Accounts receivable	191,000,000		191,000,000		449,000,000
Retainer on customer contract	69,000,000		69,000,000		55,000,000
Billing rights	697,000,000		697,000,000		597,000,000
Total non-current, net	957,000,000		957,000,000		1,101,000,000
Total	7,148,000,000		7,148,000,000		6,279,000,000
Cumulative benefit	256,000,000	$ 0	515,000,000	$ 0
Receivables from taxes other than income tax	$ 1,856,000,000		$ 1,856,000,000		$ 1,341,000,000